ORDINARY SHARES (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Mar. 31, 2019 USD ($) shares	Oct. 20, 2017 USD ($) shares	Sep. 30, 2017 USD ($) Vote $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($)
Ordinary Shares [Abstract]
Authorized share capital | $			$ 7,500,000
Number of shares issued in conversion of convertible preference shares (in shares)			86,336,030
Proceeds from issuance shares, net of issuance costs | $				$ 1,538,802	$ 4,574	$ 960,924
Class A Ordinary Shares [Member]
Ordinary Shares [Abstract]
Ordinary shares, authorized (in shares)			14,800,000,000	14,800,000,000	14,800,000,000
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.0005	$ 0.0005	$ 0.0005
Number of votes per share | Vote			1
Conversion ratio			1
Issuance of Class A ordinary shares, net of issuance costs (in shares)	69,000,000	65,954,538
Number of ordinary shares represented by ADSs (in shares)	69,000,000	65,954,538
Proceeds from issuance shares, net of issuance costs | $	$ 1,517,958	$ 935,533
Class B Ordinary Shares [Member]
Ordinary Shares [Abstract]
Ordinary shares, authorized (in shares)			200,000,000	200,000,000	200,000,000
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.0005	$ 0.0005	$ 0.0005
Number of votes per share | Vote			3
Conversion ratio			1